Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2024
Restatement Determination Date:: 2024-08-13
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery

On August 13, 2024, we identified an error in our consolidated financial statements for fiscal years 2022 and 2023, which related to the measurement of the breakage amount related to vouchers issued to customers.  See note 6 in the Notes in the Consolidated Financial Statements for further details. In accordance with the Company’s Executive Officer Incentive Compensation Recovery Policy, it was determined that the amount of incentive-based compensation received by managing directors on or after October 2, 2023, as determined pursuant to Section 303A.14 of the NYSE Listed Company Manual, did not exceed the amount of incentive-based compensation that otherwise would have been received had it been determined based on the revised amounts. Accordingly, no incentive compensation was erroneously awarded or subject to recovery.